REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Revenues from sale of integrated POS devices	$ 19,833	$ 15,777	$ 39,952	$ 27,394
Recurring revenues:
SaaS revenues	14,284	10,825	27,473	21,172
Payment processing fee	22,042	14,609	41,144	26,777
Total recurring revenues	36,326	25,434	68,617	47,949
Total	$ 56,159	$ 41,211	$ 108,569	$ 75,343